Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Nature of Business

We design, construct, manufacture and sell comprehensive systems, components, and products used in oil and gas drilling and production, provide oilfield services and supplies, and distribute products and provide supply chain integration services to the upstream oil and gas industry. Our revenues and operating results are directly related to the level of worldwide oil and gas drilling and production activities and the profitability and cash flow of oil and gas companies, drilling contractors and oilfield service companies, which in turn are affected by current and anticipated prices of oil and gas. Oil and gas prices have been, and are likely to continue to be, volatile.

Basis of Consolidation

The accompanying Consolidated Financial Statements include the accounts of National Oilwell Varco, Inc. and its consolidated subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Investments that are not wholly-owned, but where we exercise control, are fully consolidated with the equity held by minority owners and their portion of net income (loss) reflected as noncontrolling interests in the accompanying consolidated financial statements. Investments in unconsolidated affiliates, over which we exercise significant influence, but not control, are accounted for by the equity method.

On May 30, 2014, the Company completed the spin-off of its distribution business into an independent public company named NOW Inc. In conjunction with the spin-off of NOW Inc. the Company reviewed its reporting and management structure, and effective April 1, 2014, reorganized the Rig Technology, Petroleum Services & Supplies and remaining operations of Distribution & Transmission reporting segments into four new reporting segments. The new reporting segments are Rig Systems, Rig Aftermarket, Wellbore Technologies and Completion & Production Solutions.

As a result of these changes, the Consolidated Financial Statements have been revised to reflect the spin-off of NOW Inc. as discontinued operations. In addition, Note 1, Note 2, Note 4, Note 12 and Note 15 to the Consolidated Financial Statements have been revised to reflect the spin-off off of NOW Inc., as discontinued operations and to recast the financial information to reflect the new reporting segments. Note 14, Note 16 and Note 17 have been revised to reflect the spin-off of NOW Inc., only.